Revenue	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue
10. Revenue
Revenue by Segment, Market or Product Line
The table below presents revenues by segment, market or product line for the nine months ended December 31, 2023 and 2022:

	Nine Months Ended
	December 31,
	2023	2022
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$194.2	$28.6
Home Entertainment
Digital Media	495.3	378.5
Packaged Media	63.0	55.3

Total Home Entertainment	558.3	433.8
Television	214.5	147.0
International	255.3	166.5
Other	23.3	15.7

Total Motion Picture revenues (1)	1,245.6	791.6

Television Production
Television	554.2	973.1
International	137.7	219.4
Home Entertainment
Digital Media	113.4	205.1
Packaged Media	1.0	2.7

Total Home Entertainment	114.4	207.8
Other	54.4	68.3

Total Television Production revenues (2)	860.7	1,468.6

Total revenues	$2,106.3	$2,260.2

(1)
Total Motion Picture revenues for the nine months ended December 31, 2023 and 2022, includes $113.7 million and $30.0 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business.

(2)
Total Television Production revenues for the nine months ended December 31, 2023 and 2022, includes $308.4 million and $618.6 million, respectively, of revenues from licensing Television Production segment product to the Starz Business.

Remaining Performance Obligations
Remaining performance obligations represent deferred revenue on the balance sheet plus fixed fee or minimum guarantee contracts where the revenue will be recognized and the cash received in the future (i.e., backlog). Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at December 31, 2023 are as follows:

		Year Ending March 31,
	Rest of Year Ending March 31, 2024	2025	2026	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$486.2	$917.3	$431.9	$106.7	$1,942.1

The above table does not include estimates of variable consideration for transactions involving sales or usage-based royalties in exchange for licenses of intellectual property. The revenues included in the above table include all fixed fee contracts regardless of duration.
Revenues of $236.2 million, including variable and fixed fee arrangements, were recognized during the nine months ended December 31, 2023 from performance obligations satisfied prior to March 31, 2023. These revenues were primarily associated with the distribution of television and theatrical product in electronic sell-through and video-on-demand
formats, and to a lesser extent, the distribution of theatrical product in the domestic and international markets related to films initially released in prior periods.
Accounts Receivable, Contract Assets and Deferred Revenue
The timing of revenue recognition, billings and cash collections affects the recognition of accounts receivable, contract assets and deferred revenue. See the unaudited condensed combined balance sheets or Note 17 for accounts receivable, contract assets and deferred revenue balances at December 31, 2023 and March 31, 2023.
Accounts Receivable.
Accounts receivable are presented net of a provision for doubtful accounts. The Company estimates provisions for accounts receivable based on historical experience for the respective risk categories and current and future expected economic conditions. To assess collectability, the Company analyzes market trends, economic conditions, the aging of receivables and customer specific risks, and records a provision for estimated credit losses expected over the lifetime of the receivables in direct operating expense.
The Company performs ongoing credit evaluations and monitors its credit exposure through active review of customers’ financial condition, aging of receivable balances, historical collection trends, and expectations about relevant future events that may significantly affect collectability. The Company generally does not require collateral for its trade accounts receivable.
Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2023	(Benefit) provision for doubtful accounts	Other (1)	Uncollectible accounts written-off (2)	December 31, 2023
	(Amounts in millions)
Provision for doubtful accounts	$8.7	$0.3	$1.3	$(3.3)	$7.0

(1)	Represents the provision for doubtful accounts acquired in the acquisition of eOne (see Note 2).
(2)	Represents primarily accounts receivable previously reserved for bad debt from customers in Russia, related to Russia’s invasion of Ukraine.
Contract Assets.
Contract assets relate to the Company’s conditional right to consideration for completed performance under the contract. Amounts relate primarily to contractual payment holdbacks in cases in which the Company is required to deliver additional episodes or seasons of television content in order to receive payment, complete certain administrative activities, such as guild filings, or allow the Company’s customers’ audit rights to expire.
Deferred Revenue.
Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation. Revenues of $103.0 million were recognized during the nine months ended
December 31, 2023, related to the balance of deferred revenue at March 31, 2023.

12. Revenue
Revenue by Segment, Market or Product Line
The table below presents revenues by segment, market or product line for the fiscal years ended March 31, 2023, 2022 and 2021:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$120.7	$65.3	$12.0
Home Entertainment
Digital Media	527.5	497.1	461.5
Packaged Media	70.5	115.0	139.5

Total Home Entertainment	598.0	612.1	601.0
Television	217.8	257.9	230.2
International	365.0	234.4	217.0
Other	22.2	15.6	20.9

Total Motion Picture revenues (1)	1,323.7	1,185.3	1,081.1
Television Production
Television	1,144.3	1,094.5	474.0
International	277.7	256.5	164.5
Home Entertainment
Digital Media	241.7	85.1	127.1
Packaged Media	3.3	6.9	5.7

Total Home Entertainment	245.0	92.0	132.8
Other	93.1	88.0	60.5

Total Television Production revenues (2)	1,760.1	1,531.0	831.8

Total revenues	$3,083.8	$2,716.3	$1,912.9

(1)
Total Motion Picture revenues for the years ended March 31, 2023, 2022 and 2021, includes $44.2 million, $38.0 million and $19.8 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business.

(2)
Total Television Production revenues for the years ended March 31, 2023, 2022 and 2021, includes $731.3 million, $610.2 million and $184.3 million, respectively, of revenues from licensing Television Production segment product to the Starz Business.

Remaining Performance Obligations
Remaining performance obligations represent deferred revenue on the balance sheet plus fixed fee or minimum guarantee contracts where the revenue will be recognized and the cash received in the future (i.e., backlog). Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at March 31, 2023 are as follows:

	Year Ending March 31,
	2024	2025	2026	Thereafter	Total

	(Amounts in millions)
Remaining Performance Obligations	$1,053.2	$440.1	$118.1	$86.5	$1,697.9

The above table does not include estimates of variable consideration for transactions involving sales or usage-based royalties in exchange for licenses of intellectual property. The revenues included in the above table include all fixed fee contracts regardless of duration.
Revenues of $156.5 million, including variable and fixed fee arrangements, were recognized during the year ended March 31, 2023 from performance obligations satisfied prior to March 31, 2022. These revenues were primarily associated with the distribution of television and theatrical product in electronic sell-through and video-on-demand
formats, and to a lesser extent, the distribution of theatrical product in the domestic and international markets related to films initially released in prior periods.
Accounts Receivable, Contract Assets and Deferred Revenue
The timing of revenue recognition, billings and cash collections affects the recognition of accounts receivable, contract assets and deferred revenue. See Note 1 for further information. See the combined balance sheets or Note 19 for accounts receivable, contract assets and deferred revenue balances at March 31, 2023 and 2022.
Accounts Receivable.
Accounts receivable are presented net of a provision for doubtful accounts. The Company estimates provisions for accounts receivable based on historical experience for the respective risk categories and current and future expected economic conditions. To assess collectability, the Company analyzes market trends, economic conditions, the aging of receivables and customer specific risks, and records a provision for estimated credit losses expected over the lifetime of the receivables in direct operating expense.
The Company performs ongoing credit evaluations and monitors its credit exposure through active review of customers’ financial condition, aging of receivable balances, historical collection trends, and expectations about relevant future events that may significantly affect collectability. The Company generally does not require collateral for its trade accounts receivable.
Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2022	(Benefit) provision for doubtful accounts (1)	Uncollectible accounts written-off (2)	March 31, 2023

	(Amounts in millions)
Trade accounts receivable	$11.4	$0.7	$(3.4)	$8.7

(1)	Represents a provision for doubtful accounts offset by collections on accounts receivable previously reserved.
(2)	Includes $2.5 million related to accounts receivable previously reserved for bad debt from customers in Russia, related to Russia’s invasion of Ukraine.
Contract Assets.
Contract assets relate to the Company’s conditional right to consideration for completed performance under the contract (e.g., unbilled receivables). Amounts relate primarily to contractual payment holdbacks in cases in which the Company is required to deliver additional episodes or seasons of television content in order to receive payment, complete certain administrative activities, such as guild filings, or allow the Company’s customers’ audit rights to expire. See Note 19 for further details of contract assets at March 31, 2023 and 2022.
Deferred Revenue.
Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation. Revenues of $141.3 million were recognized during the year ended March 31, 2023, related to the balance of deferred revenue at March 31, 2022.